DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Disclosed in the Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 34.6	$ 36.8	$ 70.5
Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial assets	35.5	37.6	77.1
Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial liabilities	$ (0.9)	$ (0.8)	$ (6.6)